Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2011
Supplement [Text Block]	cik0000916053_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated December 8, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for the BlackRock Global Allocation Fund found on page 22 in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees (Fund and Select Cayman Fund)	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.17%	.27%	.42%	.42%
Other Expenses of the Select Cayman Fund	.01%	.01%	.01%	.01%
Remainder of Other Expenses	.15%	.25%	.40%	.40%
Acquired Fund Fees and Expenses	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses(2)	.97%	1.07%	1.22%	1.47%
Expense Reimbursement	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.88%	.98%	1.13%	1.38%
(1)	Other expenses have been restated to reflect an increase in Other Expenses of the Select Cayman Fund.
(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, short sale dividend and loan expense, Acquired Fund fees and expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .86%, .96%, 1.11% and 1.36% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 90	$ 302	$ 532	$1,192
Class Y	$100	$ 334	$ 586	$1,308
Class L	$115	$ 380	$ 666	$1,480
Class A	$707	$1,007	$1,328	$2,234

The following information replaces similar information for the BlackRock Global Allocation Fund found on page 23 in the section titled Principal Investment Strategies:

The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as stock, bonds or convertible bonds issued by real estate investment trusts ("REITs") or companies that mine precious metals. The Fund may sell securities short for hedging or investment purposes. The Fund will not make a short sale, other than a short sale "against the box," if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of its total assets. The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets, including precious metals, agriculture, energy, livestock or industrial metals, through investment in commodity-linked derivative instruments including futures contracts, options, interest rate swaps, total return swaps and credit default swaps, and investment vehicles that invest directly in commodities, including exchange-traded funds. The Fund may also attempt to earn qualifying income under applicable tax rules from commodities and commodities-related investments by investing up to 25% of its total assets in the MassMutual Select Cayman Global Allocation Fund I, Ltd. (the "Select Cayman Fund"), which was formed in the Cayman Islands and is a wholly owned subsidiary of the Fund, the purpose of which is to invest primarily in commodity-related instruments.

The following information replaces similar information found on page 25 in the section titled Principal Risks:

Select Cayman Fund Risk The Fund's investments in the Select Cayman Fund expose the Fund to the risks associated with that entity's investments, which are generally the risks of commodities-related investments. The Select Cayman Fund is not subject to the investor protections of the Investment Company Act of 1940, as amended (the "1940 Act"). Changes in U.S. or Cayman laws could result in the inability of the Fund to operate as intended, which could adversely affect the investment returns of the Fund.

The following information replaces similar information found under Fees and Expenses of the Fund on page 44 for the Indexed Equity Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class S	Class Y	Class L	Class A	Class N
Management Fees	.10%	.10%	.10%	.10%	.10%	.10%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.16%	.38%	.41%	.56%	.56%	.61%
Total Annual Fund Operating Expenses	.26%	.48%	.51%	.66%	.91%	1.21%
Fee Waiver	(.05%)	(.05%)	(.05%)	(.25%)	(.25%)	(.25%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.21%	.43%	.46%	.41%	.66%	.96%
(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the most recent fiscal year.
(2)

The expenses in the above table reflect written agreements by MassMutual to (i) waive .20% of the administrative and shareholder services fee for Class L, Class A and Class N of the Fund through April 1, 2012, and (ii) waive .05% of the management fees of the Fund through March 31, 2013. The agreements can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$ 22	$ 76	$ 139	$ 324
Class S	$ 44	$147	$ 262	$ 597
Class Y	$ 47	$156	$ 278	$ 634
Class L	$ 42	$178	$ 335	$ 791
Class A	$639	$817	$1,019	$1,601
Class N	$198	$351	$ 633	$1,436

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$98	$351	$633	$1,436

The following information replaces similar information found under Fees and Expenses of the Fund on page 60 for the Growth Opportunities Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.73%	.73%	.73%	.73%	.73%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.29%	.39%	.54%	.54%	.59%
Total Annual Fund Operating Expenses	1.02%	1.12%	1.27%	1.52%	1.82%
Fee Waiver	(.15%)	(.15%)	(.15%)	(.15%)	(.15%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.87%	.97%	1.12%	1.37%	1.67%
(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the most recent fiscal year.
(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .15% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 89	$ 305	$ 544	$1,229
Class Y	$ 99	$ 336	$ 597	$1,345
Class L	$114	$ 383	$ 678	$1,516
Class A	$706	$1,009	$1,338	$2,267
Class N	$270	$ 553	$ 966	$2,121

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$170	$553	$966	$2,121

The following information replaces similar information found under Fees and Expenses of the Fund on page 72 for the Mid-Cap Value Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.70%	.70%	.70%	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.22%	.32%	.47%	.47%	.52%
Total Annual Fund Operating Expenses	.92%	1.02%	1.17%	1.42%	1.72%
Fee Waiver	(.10%)	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.82%	.92%	1.07%	1.32%	1.62%
(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the most recent fiscal year.
(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 84	$279	$ 495	$1,118
Class Y	$ 94	$312	$ 550	$1,236
Class L	$109	$359	$ 631	$1,409
Class A	$702	$986	$1,295	$2,168
Class N	$265	$529	$ 921	$2,019

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$165	$529	$921	$2,019

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select BlackRock Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated December 8, 2011 to the

Prospectus dated April 1, 2011

The following information replaces similar information for the BlackRock Global Allocation Fund found on page 22 in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees (Fund and Select Cayman Fund)	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.17%	.27%	.42%	.42%
Other Expenses of the Select Cayman Fund	.01%	.01%	.01%	.01%
Remainder of Other Expenses	.15%	.25%	.40%	.40%
Acquired Fund Fees and Expenses	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses(2)	.97%	1.07%	1.22%	1.47%
Expense Reimbursement	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.88%	.98%	1.13%	1.38%
(1)	Other expenses have been restated to reflect an increase in Other Expenses of the Select Cayman Fund.
(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, short sale dividend and loan expense, Acquired Fund fees and expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .86%, .96%, 1.11% and 1.36% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 90	$ 302	$ 532	$1,192
Class Y	$100	$ 334	$ 586	$1,308
Class L	$115	$ 380	$ 666	$1,480
Class A	$707	$1,007	$1,328	$2,234

The following information replaces similar information for the BlackRock Global Allocation Fund found on page 23 in the section titled Principal Investment Strategies:

The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as stock, bonds or convertible bonds issued by real estate investment trusts ("REITs") or companies that mine precious metals. The Fund may sell securities short for hedging or investment purposes. The Fund will not make a short sale, other than a short sale "against the box," if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of its total assets. The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets, including precious metals, agriculture, energy, livestock or industrial metals, through investment in commodity-linked derivative instruments including futures contracts, options, interest rate swaps, total return swaps and credit default swaps, and investment vehicles that invest directly in commodities, including exchange-traded funds. The Fund may also attempt to earn qualifying income under applicable tax rules from commodities and commodities-related investments by investing up to 25% of its total assets in the MassMutual Select Cayman Global Allocation Fund I, Ltd. (the "Select Cayman Fund"), which was formed in the Cayman Islands and is a wholly owned subsidiary of the Fund, the purpose of which is to invest primarily in commodity-related instruments.

The following information replaces similar information found on page 25 in the section titled Principal Risks:

Select Cayman Fund Risk The Fund's investments in the Select Cayman Fund expose the Fund to the risks associated with that entity's investments, which are generally the risks of commodities-related investments. The Select Cayman Fund is not subject to the investor protections of the Investment Company Act of 1940, as amended (the "1940 Act"). Changes in U.S. or Cayman laws could result in the inability of the Fund to operate as intended, which could adversely affect the investment returns of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Indexed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated December 8, 2011 to the

Prospectus dated April 1, 2011

The following information replaces similar information found under Fees and Expenses of the Fund on page 44 for the Indexed Equity Fund:

Shareholder Fees (fees paid directly from your investment)

	Class I	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class S	Class Y	Class L	Class A	Class N
Management Fees	.10%	.10%	.10%	.10%	.10%	.10%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.16%	.38%	.41%	.56%	.56%	.61%
Total Annual Fund Operating Expenses	.26%	.48%	.51%	.66%	.91%	1.21%
Fee Waiver	(.05%)	(.05%)	(.05%)	(.25%)	(.25%)	(.25%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.21%	.43%	.46%	.41%	.66%	.96%
(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the most recent fiscal year.
(2)

The expenses in the above table reflect written agreements by MassMutual to (i) waive .20% of the administrative and shareholder services fee for Class L, Class A and Class N of the Fund through April 1, 2012, and (ii) waive .05% of the management fees of the Fund through March 31, 2013. The agreements can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$ 22	$ 76	$ 139	$ 324
Class S	$ 44	$147	$ 262	$ 597
Class Y	$ 47	$156	$ 278	$ 634
Class L	$ 42	$178	$ 335	$ 791
Class A	$639	$817	$1,019	$1,601
Class N	$198	$351	$ 633	$1,436

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$98	$351	$633	$1,436

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated December 8, 2011 to the

Prospectus dated April 1, 2011

The following information replaces similar information found under Fees and Expenses of the Fund on page 60 for the Growth Opportunities Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.73%	.73%	.73%	.73%	.73%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.29%	.39%	.54%	.54%	.59%
Total Annual Fund Operating Expenses	1.02%	1.12%	1.27%	1.52%	1.82%
Fee Waiver	(.15%)	(.15%)	(.15%)	(.15%)	(.15%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.87%	.97%	1.12%	1.37%	1.67%
(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the most recent fiscal year.
(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .15% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 89	$ 305	$ 544	$1,229
Class Y	$ 99	$ 336	$ 597	$1,345
Class L	$114	$ 383	$ 678	$1,516
Class A	$706	$1,009	$1,338	$2,267
Class N	$270	$ 553	$ 966	$2,121

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$170	$553	$966	$2,121

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated December 8, 2011 to the

Prospectus dated April 1, 2011

The following information replaces similar information found under Fees and Expenses of the Fund on page 72 for the Mid-Cap Value Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.70%	.70%	.70%	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.22%	.32%	.47%	.47%	.52%
Total Annual Fund Operating Expenses	.92%	1.02%	1.17%	1.42%	1.72%
Fee Waiver	(.10%)	(.10%)	(.10%)	(.10%)	(.10%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.82%	.92%	1.07%	1.32%	1.62%
(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the most recent fiscal year.
(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$ 84	$279	$ 495	$1,118
Class Y	$ 94	$312	$ 550	$1,236
Class L	$109	$359	$ 631	$1,409
Class A	$702	$986	$1,295	$2,168
Class N	$265	$529	$ 921	$2,019

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$165	$529	$921	$2,019

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE